Acquisitions- Fair Value of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	May 04, 2022	Mar. 04, 2022	Feb. 09, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022
Assets acquired and liabilities assumed:
Goodwill				$ 82,407	$ 82,407	$ 0
Answers Holdings, Inc.
Assets acquired and liabilities assumed:
Working capital	$ 32
Goodwill	3,500
Net assets acquired	$ 4,632
Weighted average useful life	15 years
Answers Holdings, Inc. | Trademarks
Assets acquired and liabilities assumed:
Intangible assets	$ 1,100
Weighted average useful life	10 years
NextGen Shopping, Inc
Assets acquired and liabilities assumed:
Goodwill		$ 42,175
Cash and cash equivalents		21,232
Accounts receivable		5,860
Other current assets		446
Accounts payable		(116)
Accrued expenses and other current liabilities		(118)
Income tax payable		(197)
Deferred tax liabilities		(10,895)
Net assets acquired		100,587
NextGen Shopping, Inc | Trademarks
Assets acquired and liabilities assumed:
Intangible assets		$ 38,100
Weighted average useful life		10 years
NextGen Shopping, Inc | Software
Assets acquired and liabilities assumed:
Intangible assets		$ 4,100
Weighted average useful life		4 years
RoadWarrior, LLC
Assets acquired and liabilities assumed:
Working capital			$ 155
Goodwill			14,981
Net assets acquired			$ 19,636
Weighted average useful life			15 years
RoadWarrior, LLC | Trademarks
Assets acquired and liabilities assumed:
Intangible assets			$ 2,200
Weighted average useful life			10 years
RoadWarrior, LLC | Software
Assets acquired and liabilities assumed:
Intangible assets			$ 1,000
Weighted average useful life			4 years
RoadWarrior, LLC | Customer relationships
Assets acquired and liabilities assumed:
Intangible assets			$ 1,300
Weighted average useful life			3 years